Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising the cash paid for awards (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Remuneration of key personnel
Cash paid, immediate	€ 4,652	€ 3,079
Cash paid, deferred	2,551	1,827
Ana Botín
Remuneration of key personnel
Cash paid, immediate	1,689	1,838
Cash paid, deferred	1,117	1,102
Hector Grisi
Remuneration of key personnel
Cash paid, immediate	1,823	0
Cash paid, deferred	697	0
Jose Antonio Alvarez
Remuneration of key personnel
Cash paid, immediate	1,140	1,241
Cash paid, deferred	€ 737	€ 726